Loss Per Share (Details) - Schedule of earning loss per share - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of earning loss per share [Abstract]
Basic and diluted loss per share (cents per share)	$ (0.90)	$ (1.50)	$ (2.00)
Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share	1,696,576,324	894,872,224	615,772,236